Accounts Payable - An aging analysis based on the relevant invoice dates (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable
Accounts payable-third parties	$ 45,533	$ 42,521
Not later than 3 months
Accounts Payable
Accounts payable-third parties	38,944	37,805
Between 3 months to 6 months
Accounts Payable
Accounts payable-third parties	5,080	2,638
Between 6 months to 1 year
Accounts Payable
Accounts payable-third parties	502	833
Later than 1 year
Accounts Payable
Accounts payable-third parties	$ 1,007	$ 1,245